Summary of Status of Equity Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	23,055	115,605
Options Outstanding, Exercised | shares		(26,705)
Options Outstanding, Forfeited | shares		(65,845)
Options Outstanding, Ending balance | shares	23,055	23,055
Weighted Average Exercise Price, Beginning balance	$ 113.01	$ 123.35
Weighted Average Exercise Price, Exercised		88.62
Weighted Average Exercise Price, Forfeitures		141.05
Weighted Average Exercise Price, Ending balance	$ 113.01	$ 113.01
Options exercisable | shares	23,055	23,055	115,605
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 145.97	$ 146.4
Range of Exercise Prices, Exercised		89.2
Range of Exercise Prices, Forfeitures		286.2
Range of Exercise Prices, Ending balance	145.97	145.97
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	87	87
Range of Exercise Prices, Exercised		87
Range of Exercise Prices, Forfeitures		89.2
Range of Exercise Prices, Ending balance	$ 87	$ 87
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	141,748	267,843
Options Outstanding, Granted | shares	0	0
Options Outstanding, Exercised | shares		(93,890)
Options Outstanding, Forfeited | shares	(13,350)	(32,205)
Options Outstanding, Ending balance | shares	128,398	141,748
Weighted Average Exercise Price, Beginning balance	$ 84.84	$ 80.43
Weighted Average Exercise Price, Exercised		61.64
Weighted Average Exercise Price, Forfeitures	75.66	115.8
Weighted Average Exercise Price, Ending balance	$ 85.8	$ 84.84
Options exercisable | shares	128,398	141,748	257,854
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 111.47	$ 115.8
Range of Exercise Prices, Exercised		68.8
Range of Exercise Prices, Forfeitures	100.4	115.8
Range of Exercise Prices, Ending balance	111.47	111.47
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	51.2	51.2
Range of Exercise Prices, Exercised		51.2
Range of Exercise Prices, Forfeitures	64.2	115.8
Range of Exercise Prices, Ending balance	$ 51.2	$ 51.2